STATEMENT OF MATERIAL ACCOUNTING POLICIES - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended	8 Months Ended	12 Months Ended			24 Months Ended
	Sep. 26, 2025 USD ($) t	Aug. 26, 2025 USD ($) t	Feb. 28, 2025 USD ($)	Sep. 26, 2025 USD ($) t	Jun. 30, 2025 USD ($) Segment shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 USD ($) shares	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 29, 2025 USD ($) shares	Jul. 29, 2025 AUD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Depositary share equivalent, ordinary shares | shares					10			10
Net cash outflows from operating and investing activities					$ (46,100,000)	$ (25,100,000)	$ (21,600,000)
Cash and cash equivalents					54,814,125	33,157,356	$ 11,937,941	$ 54,814,125						$ 5,672,551
Government grants					$ 60,000,000			60,000,000					$ 12,700,000
Number of operating segments | Segment					1
Government grants, obligation					$ 17,700,000
Government grants, asset procurement					869,928
Government grants, reimbursements received					$ 100,000	0
Bottom of Range | Buildings and Leasehold Improvements
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment					10 years
Bottom of Range | Plant And Equipment
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment					5 years
Bottom of Range | Intellectual property rights
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, intangible assets other than goodwill					8 years
Top of Range | Buildings and Leasehold Improvements
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment					15 years
Top of Range | Plant And Equipment
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment					10 years
Top of Range | Intellectual property rights
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, intangible assets other than goodwill					20 years
Weighted average | Intellectual property rights
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, intangible assets other than goodwill					11 years 7 months 6 days
U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure of initial application of standards or interpretations [line items]
Government grants, including entity match			$ 70,700,000
Government grants			47,100,000
Government grants, obligation			5,000,000.0
Government grants, entity match			23,600,000
Government grants, entity contribution			1,000,000.0
Defense Production Act (DPA) Funding Program
Disclosure of initial application of standards or interpretations [line items]
Government grants, including entity match													26,000,000
Government grants													12,700,000
Government grants, entity match													$ 13,400,000
Government grants, term (in months)					39 months
Government grants, asset procurement					$ 4,000,000.0	6,300,000		$ 10,300,000
Government grants, reimbursements received					$ 5,600,000	$ 4,700,000
Share Placement
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents										$ 100,000,000
Number of ordinary shares authorized in firm commitments (in shares) | shares											14,000,000	14,000,000
Share issuance price (in dollars per shares) | $ / shares												$ 5.00
Gross proceeds to be received from ordinary shares											$ 46,000,000	$ 70
Government Grants | U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure of initial application of standards or interpretations [line items]
Government grants, including entity match									$ 95,200,000
Government grants			$ 47,000,000
Government grants, obligation	$ 25,000,000.0	$ 12,500,000		$ 42,500,000
Government grants, entity match									$ 48,100,000
Government grants, capacity scale-up nonmonetary amount | t	1,400	1,400		1,400
Government grants, remaining obligation	$ 4,600,000